CONDENSED STATEMENT OF CASH FLOWS	9 Months Ended
Sep. 30, 2021 USD ($)
Changes in operating assets and liabilities:
Prepaid assets	$ (2,497,000)
Net cash flows (used in) provided by operating activities	(10,781,000)
Net Change in Cash	4,231,000
Cash - Beginning of period	8,927,000
Cash - End of period	13,158,000
Seaport Global Acquisition Corp
Cash flows from operating activities:
Net income (loss)	(536,769)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(23,867)
Change in fair value of warrant liability	(855,644)
Changes in operating assets and liabilities:
Prepaid assets	131,356
Other assets	(3,116)
Accrued expenses	411,199
Due to related party	10,000
Net cash flows (used in) provided by operating activities	886,841
Net Change in Cash	(886,841)
Cash - Beginning of period	948,584
Cash - End of period	61,743
Non-cash financing activities:
Change in value of Class A common stock subject to possible redemption	$ (23,867)